Revenue - Charters-out (Details) $ in Millions	Sep. 30, 2021 USD ($) vessel	Sep. 06, 2021 vessel	Dec. 31, 2020 USD ($) vessel
Disaggregation of Revenue [Line Items]
Lessor, Operating Lease, Payments to be Received, Remainder of Fiscal Year | $	$ 4.7
Operating Leases, Future Minimum Payments Receivable, in Two Years | $	$ 5.2		$ 45.3
Operating Leases, Future Minimum Payments Receivable, in Three Years | $			$ 5.2
Charters Out | Time-charter [Member]
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel	2
Suezmax, Aframax and LR2 Vessels [Member] | Time-charter [Member]
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel			9
Aframax Tanker
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel	1	1